Long-Term Debt, net - Annual loan principal payments (Details) - USD ($)	Jun. 30, 2024	May 23, 2024
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,925,000
Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,000,000	$ 23,000,000
Later than two years and not later than three years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,591,000
Later than two years and not later than three years [member] | Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180,000
Later than three years and not later than four years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,834,000
Later than three years and not later than four years [member] | Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180,000
Later than four years and not later than five years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,000,000
Later than four years and not later than five years [member] | Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180,000
Later Than Five Years And Not Later Than Six Years [Member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17,500,000
Later Than Five Years And Not Later Than Six Years [Member] | Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180,000
Later Than Six Years And Not Later Than Seven Years [Member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(0)
Later Than Six Years And Not Later Than Seven Years [Member] | Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 18,280,000